Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 132,655	$ 1,414	₨ 132,180	₨ 111,121
Items that will not be reclassified to profit or loss in subsequent periods
Remeasurements of the defined benefit plans, net	132	1	274	82
Net change in fair value of investment in equity instruments measured at fair value through OCI	(1,448)	(15)	(3,476)	(473)
Items that will not be reclassified to profit or loss in subsequent periods	(1,316)	(14)	(3,202)	(391)
Foreign currency translation differences
Foreign currency translation differences	46,643	497	7,331	4,219
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income	0	0	(41)	(198)
Other Items that will be reclassified to profit or loss in subsequent periods
Net change in time value of option contracts designated as cash flow hedges, net of taxes	55	1	(189)	198
Net change in intrinsic value of option contracts designated as cash flow hedges, net of taxes	(1,234)	(13)	146	128
Net change in fair value of forward contracts designated as cash flow hedges, net of taxes	(6,015)	(64)	(745)	1,655
Net change in fair value of investment in debt instruments measured at fair value through OCI, net of taxes	(2,094)	(23)	963	1,516
Items that will be reclassified to profit or loss in subsequent periods	37,355	398	7,465	7,518
Total other comprehensive income, net of taxes	36,039	384	4,263	7,127
Total comprehensive income for the year	168,694	1,798	136,443	118,248
Total comprehensive income attributable to:
Equity holders of the Company	167,767	1,788	135,595	117,744
Non-controlling interests	927	10	848	504
Total comprehensive income for the year	₨ 168,694	$ 1,798	₨ 136,443	₨ 118,248